Details of Income Statement Items (Tables)	12 Months Ended
Dec. 31, 2025
Details Of Income Statement [Abstract]
Schedule of cost of sales
For the year ended December 31
2025	2024	2023
$ millions	$ millions	$ millions

Sales	7,153	6,841	7,536
Cost of sales
Materials consumed	2,661	2,341	2,547
Cost of labor	961	906	875
Energy and fuel	454	356	402
Depreciation and amortization	516	506	450
Other	375	476	591
	4,967	4,585	4,865

Schedule of expenses
For the year ended December 31
2025	2024	2023
$ millions	$ millions	$ millions

Selling, transport and marketing expenses
Land and Marine transportation	700	722	714
Cost of labor	202	185	176
Other	212	207	203
	1,114	1,114	1,093
General and administrative expenses
Cost of labor	183	155	147
Professional Services	49	44	43
Other	67	60	70
	299	259	260
Research and development expenses
Cost of labor	56	52	56
Other	14	17	15
	70	69	71

Schedule of other income and expenses
For the year ended December 31
2025	2024	2023
$ millions	$ millions	$ millions

Other income
Contingent consideration	10	3	8
Legal claims	4	-	2
Rental Income	4	3	3
Insurance and energy tax refunds	5	3	2
Capital gain and profit from divestment	-	2	1
Employees benefits	-	2	-
Other	15	8	6
Other income recorded in the income statements	38	21	22

Other expenses
Impairment, site closure, restoration costs and efficiency plan	139	24	45
Doubtful debts	15	14	2
Financial instrument at fair value	-	9	65
Provision for legal claims	-	4	1
Other	7	9	15
Other expenses recorded in the income statements	161	60	128

Schedule of financing income and expenses
For the year ended December 31
2025	2024	2023
$ millions	$ millions	$ millions

Financing income and expenses
Financing income:
Net gain from changes in exchange rates	-	-	37
Financing income in relation to employee benefits	-	1	7
Interest income from banks and others	37	40	47
Net gain from change in fair value of derivative designated as economic hedge	70	-	-
Net gain from change in fair value of derivative designated as cash flow hedge	52	-	-
	159	41	91
Financing expenses:
Net loss from change in fair value of derivative designated as economic hedge	-	3	54
Net loss from change in fair value of derivative designated as cash flow hedge	-	10	25
Interest expenses to banks and others	156	153	167
Financing expenses in relation to employees' benefits	28	13	13
Banks and finance institutions commissions (mainly commission on early repayment of loans)	7	5	7
Net loss from changes in exchange rates	115	4	-
Financing expenses	306	188	266
Net of borrowing costs capitalized	8	7	7
	298	181	259

Net financing expenses recorded in the income statements	139	140	168